Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping
The carrying amount and fair value of financial instruments at December 31, 2020 and 2019 were as follows (in thousands):

		2020		2019
	Level	Carrying value	Fair Value	Carrying value	Fair Value
Financial assets:
Cash and cash equivalents	1	$84,002	$84,002	$42,530	$42,530
Other assets - interest rate cap	2	—	—	—	—
Equity investment - Common stock of Scorpio Tankers Inc. *	1	24,116	24,116	173,298	173,298

Financial liabilities:
Bank loans, net	2	170,737	170,737	377,569	377,569
Financing obligation	2	383,747	383,747	73,823	73,823